Note 15 - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 30,977	$ 28,344	$ 45,651	$ 51,630
Other assets	6,240	5,723
Total assets	778,668	747,368	769,223
Liabilities
Subordinated debentures	8,500	8,500
Total liabilities	692,452	666,949
Shareholders’ Equity
Total shareholders’ equity	86,216	80,419	75,820	71,843
Total liabilities and shareholders’ equity	778,668	747,368
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	2,875	2,436	1,700	1,462
Investment in subsidiaries	91,991	86,644
Notes receivable - subsidiaries	3,782	3,520
Other assets	47	370
Total assets	98,695	92,970
Liabilities
Notes payable	3,791	3,529
Subordinated debentures	8,500	8,500
Other liabilities	188	522
Total liabilities	12,479	12,551
Shareholders’ Equity
Total shareholders’ equity	86,216	80,419
Total liabilities and shareholders’ equity	$ 98,695	$ 92,970